SEGMENTED INFORMATION (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
REVENUE	$ 10,928,707	$ 13,362,567
COST OF REVENUE	(9,669,678)	(11,095,626)
GROSS PROFIT	1,259,029	2,266,941
OTHER INCOME	179,283	66,491
General and administrative	(1,729,489)	(1,277,605)
FINANCE COSTS	(12,479)	(12,973)
PROFIT/(LOSS) BEFORE TAX	(303,656)	1,042,854
Deferred tax	(3,898)	(26,736)
Income tax	(48,412)	(264,547)
Total tax expense	(52,310)	(291,283)
NET PROFIT/(LOSS)	(355,966)	751,571
BioNexus Malaysia [Member]
REVENUE	95,816	1,515,673
COST OF REVENUE	(51,465)	(1,052,938)
GROSS PROFIT	44,351	462,735
OTHER INCOME	8,830	7,467
General and administrative	(286,753)	(160,094)
FINANCE COSTS	(5,657)	(4,158)
PROFIT/(LOSS) BEFORE TAX	(239,229)	305,950
Deferred tax	(1,428)	(11,997)
Income tax		(30,482)
Total tax expense	(1,428)	(42,479)
NET PROFIT/(LOSS)	(240,657)	263,471
Chemrex [Member]
REVENUE	10,832,891	11,846,894
COST OF REVENUE	(9,618,213)	(10,042,688)
GROSS PROFIT	1,214,678	1,804,206
OTHER INCOME	170,453	59,024
General and administrative	(1,051,855)	(989,617)
FINANCE COSTS	(6,822)	(8,815)
PROFIT/(LOSS) BEFORE TAX	326,454	864,798
Deferred tax	(2,470)	(14,739)
Income tax	(48,412)	(234,065)
Total tax expense	(50,882)	(248,804)
NET PROFIT/(LOSS)	275,572	615,994
BGLC [Member]
REVENUE	0	0
COST OF REVENUE	0	0
GROSS PROFIT	0
OTHER INCOME	0	0
General and administrative	(390,881)	(127,894)
FINANCE COSTS	0	0
PROFIT/(LOSS) BEFORE TAX	(390,881)	(127,894)
NET PROFIT/(LOSS)	$ (390,881)	$ (127,894)